Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
12. Earnings Per Share
Computation of basic and diluted earnings per share
The following table reconciles the computation of basic

and diluted earnings per share:
For the Year ended December 31
millions of Canadian dollars (except per share amounts) 2021 2020
Numerator
Net income attributable to common shareholders $

510.5 $

937.6
Diluted numerator

510.5

937.6
Denominator
Weighted average shares of common stock outstanding

255.9

246.5
Weighted average deferred share units outstanding

1.3

1.3
Weighted average shares of common stock outstanding – basic

257.2

247.8
Stock-based compensation

0.4

0.4
Weighted average shares of common stock outstanding – diluted

257.6

248.2
Earnings per common share
Basic

$

1.98 $

3.78
Diluted $

1.98 $

3.78